SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Financial Risks And Capital Risks Management
Financial assets at amortized cost	$ 5,476,025	$ 7,722,459
Financial liabilities at amortized cost	$ (9,548,383)	$ (28,128,661)